Consolidated Statements of Income and Comprehensive Income - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating revenues	$ 52,043	$ 47,841	$ 197,452	$ 183,294
Cost of sales	34,861	33,245	136,021	127,875
Gross profit	17,182	14,596	61,431	55,419
Operating expenses:
Selling			17,872	17,287
General and administration			16,327	10,862
Operating expenses	9,180	6,739	34,199	28,149
Operating income	8,002	7,857	27,232	27,270
Gain (loss) on change in fair value of warrant liability	5,078	(8,880)	(1,711)	7,626
Non-operating revenues	3,725	1,286	12,235	3,998
Interest expense	2,152	1,973	(8,900)	(7,886)
Income (Loss) before taxes	14,653	(1,710)	28,856	31,008
Income tax provision	4,772	2,971	8,538	8,696
Net income (loss)	9,881	(4,681)	20,318	22,312
Comprehensive income:
Net income (loss)	9,881	(4,681)	20,318	22,312
Foreign currency translation adjustments	(5,167)	(176)	(16,001)	(953)
Total comprehensive income (loss)	$ 4,714	$ (4,857)	$ 4,317	$ 21,359
Basic income per share (in dollars per share)	$ 0.40	$ (0.20)	$ 0.83	$ 1.08
Diluted income per share (in dollars per share)	$ 0.35	$ (0.20)	$ 0.73	$ 1.08
Basic weighted average common shares outstanding (in shares)	24,801,132	24,242,315	24,347,620	20,677,067
Diluted weighted average common shares outstanding (in shares)	28,114,251	24,242,315	27,737,679	20,714,275